Dividend income	12 Months Ended
Dec. 31, 2018
Details of Dividend income [Abstract]
Dividend income
40.	Dividend income

Dividend income for the years ended December 31, 2016, 2017 and 2018 are as follows:

	2016		2017	2018
Securities at FVTPL	~~W~~	—	—	70,955
Trading assets		50,805	57,615	—
Securities at FVOCI		—	—	16,871
Available-for-sale financial assets		230,818	199,691	—

	~~W~~	281,623	257,306	87,826